Shareholder Report, Average Annual Return (Details) 216630_Pathfinder Disciplined US Equity ETF_TF_TSR Annual {TF}	8 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Pathfinder Disciplined US Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pathfinder Disciplined US Equity ETF
Average Annual Return, Percent	13.06%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR Index
Average Annual Return, Percent	12.31%